Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31,	December 31,
	2022	2021

Software	$1,435,875	$1,435,875
Furniture	8,227	8,227
Office equipment	30,931	30,931
Computer equipment	324,131	324,131
	1,799,164	1,799,164
Less accumulated depreciation	(1,799,164)	(1,799,164)
Property and equipment, net	$—	$—

Property and equipment at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020

Software	$1,435,875	$1,435,875
Furniture	8,227	8,227
Office equipment	30,931	24,883
Computer equipment	324,131	330,179
	1,799,164	1,799,164
Less accumulated depreciation	(1,799,164)	(1,798,479)
Property and equipment, net	$—	$685